SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Line Items]
Total	$ 15,884,243	$ 20,707,707	$ 14,847,902
International Markets [Member]
Segment Reporting [Line Items]
Total	10,871,457	13,621,337	10,063,227
China Market [Member]
Segment Reporting [Line Items]
Total	$ 5,012,786	$ 7,086,370	$ 4,784,675